Related Party Transactions - Additional Information (Detail) - Joint Control Or Significant Influence - GBP (£) £ in Millions	6 Months Ended	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2021	Jun. 30, 2020	Jun. 30, 2019
Disclosure of transactions between related parties [line items]
Purchases from related parties	£ 0.0	£ 0.0	£ 0.0
Amounts payable to related parties	0.0	0.0	0.0
Top of range [member]
Disclosure of transactions between related parties [line items]
Purchases from related parties				£ 0.1
Amounts payable to related parties				0.1
Sales from related parties	0.1	0.1	0.1	0.1
Amounts receivable from related parties	£ 0.1	£ 0.1	£ 0.1	£ 0.1